JPS
Nuveen Preferred & Income Securities Fund
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 153.8% (98.7% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 72.2% (46.4% of Total Investments)
	Automobiles – 0.0%
$1,000	General Motors Financial Co Inc, (3)	5.750%	N/A (4)	BB+	$935,000
	Banks – 25.9%
17,000	Bank of America Corp	6.300%	N/A (4)	BBB-	18,572,500
12,300	Bank of America Corp	6.100%	N/A (4)	BBB-	13,191,750
14,300	Bank of America Corp	6.500%	N/A (4)	BBB-	15,662,933
48,000	Citigroup Inc, (5)	6.125%	N/A (4)	BB+	49,620,000
8,500	Citigroup Inc	5.950%	N/A (4)	BB+	8,903,750
7,000	Citigroup Inc	6.250%	N/A (4)	BB+	7,498,750
24,389	Citizens Financial Group Inc	5.500%	N/A (4)	BB+	24,510,945
1,000	Citizens Financial Group Inc, (5)	6.375%	N/A (4)	BB+	1,030,000
18,000	CoBank ACB	6.250%	N/A (4)	BBB+	18,900,000
10,000	Cooperatieve Rabobank UA, Reg S	11.000%	N/A (4)	BBB	10,121,000
1,250	DNB Bank ASA	2.879%	N/A (4)	Baa2	818,750
1,250	DNB Bank ASA	2.837%	N/A (4)	Baa2	825,000
25,580	First Union Capital II, (5)	7.950%	11/15/29	Baa1	32,521,475
30,000	HSBC Capital Funding Dollar 1 LP, 144A, (3)	10.176%	N/A (4)	BBB+	44,925,000
2,000	Huntington Bancshares Inc/OH	5.700%	N/A (4)	BB+	2,005,000
3,600	JPMorgan Chase & Co	8.750%	9/01/30	Baa1	4,986,308
54,000	JPMorgan Chase & Co, (3)	6.750%	N/A (4)	BBB	59,821,740
18,100	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.470% spread ), (6)	6.053%	N/A (4)	BBB	18,195,387
4,900	JPMorgan Chase & Co	5.300%	N/A (4)	BBB	4,986,730
10,000	JPMorgan Chase & Co, (5)	6.100%	N/A (4)	BBB	10,624,850
8,000	KeyCorp Capital III	7.750%	7/15/29	Baa2	9,851,119
12,000	Lloyds Bank PLC, 144A, (5)	12.000%	N/A (4)	BB+	14,442,000
20,900	Lloyds Bank PLC, Reg S	12.000%	N/A (4)	Baa3	25,160,047
9,850	Lloyds Banking Group PLC, 144A, (3)	6.657%	N/A (4)	Baa3	10,280,938
9,100	M&T Bank Corp, (5)	6.375%	N/A (4)	Baa1	9,100,000
28,700	PNC Financial Services Group Inc/The	6.750%	N/A (4)	BBB-	30,529,625
25,000	Standard Chartered PLC, 144A, (3)	7.014%	N/A (4)	Ba1	27,015,750
31,278	Wells Fargo & Co, (3-Month LIBOR reference rate + 3.770% spread), (6)	6.381%	N/A (4)	BBB-	31,434,390

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$3,000	Wells Fargo & Co	5.875%	N/A (4)	BBB-	$3,240,000
	Total Banks				508,775,737
	Capital Markets – 3.1%
12,100	Bank of New York Mellon Corp/The	4.950%	N/A (4)	BBB	12,266,375
18,700	Charles Schwab Corp/The	7.000%	N/A (4)	BBB	20,009,000
2,100	Dresdner Funding Trust I, Reg S	8.151%	6/30/31	Ba1	2,688,000
5,000	Goldman Sachs Group Inc/The	5.375%	N/A (4)	BB+	5,116,350
3,500	Goldman Sachs Group Inc/The	5.700%	N/A (4)	Ba1	3,508,750
5,900	Morgan Stanley	5.550%	N/A (4)	BB+	6,029,800
10,000	State Street Corp	3.611%	6/15/47	A3	7,900,000
2,600	State Street Corp	5.250%	N/A (4)	BBB	2,652,000
	Total Capital Markets				60,170,275
	Consumer Finance – 0.9%
16,987	Capital One Financial Corp, (3)	5.550%	N/A (4)	BB	17,305,506
	Diversified Financial Services – 3.4%
2,861	Bank of America Corp, (5)	8.050%	6/15/27	Baa2	3,519,924
9,250	Citigroup Inc	5.950%	N/A (4)	BB+	9,601,500
17,557	Cooperatieve Rabobank UA, 144A, (3)	11.000%	N/A (4)	BBB	17,769,440
6,000	JP Morgan Chase & Company	6.000%	N/A (4)	Baa2	6,300,000
24,440	Voya Financial Inc, (5)	5.650%	5/15/53	Baa3	24,501,100
5,000	Voya Financial Inc	6.125%	N/A (4)	BB+	5,200,000
	Total Diversified Financial Services				66,891,964
	Electric Utilities – 3.2%
27,955	Emera Inc, (5)	6.750%	6/15/76	BBB-	30,075,946
1,000	NextEra Energy Capital Holdings Inc, (5)	4.659%	10/01/66	BBB	855,000
11,450	NextEra Energy Capital Holdings Inc	4.736%	6/15/67	BBB	9,977,800
1,600	NextEra Energy Capital Holdings Inc	4.800%	12/01/77	BBB	1,466,414
23,482	PPL Capital Funding Inc, (5)	5.266%	3/30/67	BBB	21,547,083
	Total Electric Utilities				63,922,243
	Food Products – 0.3%
6,705	Dairy Farmers of America Inc, 144A, (5)	7.125%	N/A (4)	BB+	6,269,175
	Insurance – 27.9%
3,598	ACE Capital Trust II	9.700%	4/01/30	BBB+	4,965,240
9,800	AIG Life Holdings Inc, (5)	8.500%	7/01/30	Baa2	12,037,351
4,400	Allstate Corp/The, (5)	5.750%	8/15/53	Baa1	4,532,000
1,200	Allstate Corp/The	6.500%	5/15/57	Baa1	1,320,000
15,000	American International Group Inc, (5)	5.750%	4/01/48	Baa2	15,163,050

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
$13,605	American International Group Inc, (5)	8.175%	5/15/58	Baa2	$16,496,062
2,299	Aon Corp, (5)	8.205%	1/01/27	BBB	2,758,800
6,210	Argentum Netherlands BV for Swiss Re Ltd, Reg S	5.750%	8/15/50	BBB+	6,507,062
2,100	Argentum Netherlands BV for Swiss Re Ltd, Reg S	5.625%	8/15/52	BBB+	2,179,346
16,550	AXA SA, (3), (5)	8.600%	12/15/30	A3	22,311,055
17,819	AXA SA, 144A, (3)	6.379%	N/A (4)	Baa1	19,511,805
900	AXA SA, Reg S	5.500%	N/A (4)	A3	897,750
32,854	Catlin Insurance Co Ltd, 144A	5.567%	N/A (4)	A-	32,248,501
14,550	Cloverie PLC for Zurich Insurance Co Ltd, Reg S	5.625%	6/24/46	A	15,532,125
1,200	Everest Reinsurance Holdings Inc, (5)	5.069%	5/15/37	BBB	1,080,000
8,100	Great-West Life & Annuity Insurance Capital LP, 144A	6.625%	11/15/34	A-	9,129,370
31,821	Hartford Financial Services Group Inc/The, 144A, (5)	4.809%	2/12/47	BBB-	28,453,384
31,200	Legal & General Group PLC, Reg S	5.250%	3/21/47	A3	31,170,173
20,369	Liberty Mutual Group Inc, 144A	5.516%	3/15/37	Baa3	19,350,550
30,860	Liberty Mutual Group Inc, 144A, (5)	7.800%	3/15/37	Baa3	36,877,700
3,277	Lincoln National Corp, (5)	5.040%	5/17/66	BBB	2,818,220
10,390	Lincoln National Corp, (5)	4.632%	4/20/67	BBB	8,363,950
6,800	Meiji Yasuda Life Insurance Co, 144A, (5)	5.100%	4/26/48	A3	7,089,204
29,600	MetLife Capital Trust IV, 144A, (3), (5)	7.875%	12/15/37	BBB	36,852,000
36,531	MetLife Inc, 144A	9.250%	4/08/38	BBB	50,047,470
3,000	MetLife Inc, (5)	10.750%	8/01/39	BBB	4,695,000
4,652	MetLife Inc	5.250%	N/A (4)	BBB	4,708,801
15,000	Mitsui Sumitomo Insurance Co Ltd, 144A	4.950%	N/A (4)	A-	15,337,500
41,904	Nationwide Financial Services Inc, (3)	6.750%	5/15/37	Baa2	44,418,240
6,243	Oil Insurance Ltd, 144A	5.574%	N/A (4)	BBB+	6,065,512
3,890	Progressive Corp/The	5.375%	N/A (4)	BBB+	3,880,275
6,225	Prudential Financial Inc, (5)	5.875%	9/15/42	BBB	6,610,950
27,180	Prudential Financial Inc, (5)	5.625%	6/15/43	BBB+	28,471,050
11,000	Prudential Financial Inc, (5)	5.700%	9/15/48	BBB+	11,394,570
19,800	Prudential PLC, Reg S	6.500%	10/20/48	A3	21,681,000
8,700	Willow No 2 Ireland PLC for Zurich Insurance Co Ltd, Reg S	4.250%	10/01/45	A	8,569,874
5,405	XLIT Ltd	5.054%	N/A (4)	BBB+	5,256,362
	Total Insurance				548,781,302
	Metals & Mining – 1.2%
21,315	BHP Billiton Finance USA Ltd, 144A, (5)	6.750%	10/19/75	BBB+	23,979,375
	Multi-Utilities – 0.2%
2,000	NiSource Inc	5.650%	N/A (4)	BB+	2,007,440

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Multi-Utilities (continued)
$3,000	WEC Energy Group Inc, (5)	4.796%	5/15/67	BBB	$2,595,000
	Total Multi-Utilities				4,602,440
	Oil, Gas & Consumable Fuels – 1.3%
8,200	Enbridge Inc, (5)	6.250%	3/01/78	BBB-	8,319,187
3,000	Enterprise Products Operating LLC, (5)	5.250%	8/16/77	Baa2	2,867,760
14,530	Transcanada Trust, (5)	5.875%	8/15/76	BBB	14,874,361
	Total Oil, Gas & Consumable Fuels				26,061,308
	Road & Rail – 1.4%
25,485	BNSF Funding Trust I	6.613%	12/15/55	A	27,523,800
	U.S. Agency – 0.2%
4,000	Farm Credit Bank of Texas, 144A	6.200%	N/A (4)	BBB	4,051,404
	Wireless Telecommunication Services – 3.2%
58,738	Centaur Funding Corp, 144A, (5)	9.080%	4/21/20	BBB-	61,968,590
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,349,627,214)				1,421,238,119

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 62.4% (40.1% of Total Investments) (7)
	Banks – 51.2%
$46,739	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A, (3)	6.750%	N/A (4)	BB+	$50,653,391
5,000	Banco Santander SA, Reg S	7.500%	N/A (4)	Ba1	5,218,750
10,000	Banco Santander SA, Reg S	6.375%	N/A (4)	Ba1	10,013,400
7,000	Barclays Bank PLC, (5)	7.625%	11/21/22	BBB-	7,638,750
416	Barclays PLC, (3)	6.625%	N/A (4)	BB+	417,474
26,000	Barclays PLC	8.000%	N/A (4)	BB+	27,413,360
63,300	Barclays PLC	7.750%	N/A (4)	B+	65,436,375
14,100	Barclays PLC, Reg S	7.875%	N/A (4)	B+	14,857,875
58,750	BNP Paribas SA, 144A	7.625%	N/A (4)	BBB-	61,907,813
5,500	BNP Paribas SA, 144A	7.000%	N/A (4)	BBB-	5,713,125
38,585	BNP Paribas SA, 144A, (3)	7.375%	N/A (4)	BBB-	41,720,031
10,000	BNP Paribas SA, Reg S	7.375%	N/A (4)	BBB-	10,812,500
1,000	Credit Agricole SA, 144A	6.625%	N/A (4)	BBB-	1,009,176
19,653	Credit Agricole SA, 144A	7.875%	N/A (4)	BBB-	21,345,870
31,550	Credit Agricole SA, 144A, (3)	8.125%	N/A (4)	BBB-	35,923,146
11,588	Danske Bank A/S, Reg S	6.125%	N/A (4)	BB+	10,849,265
600	Danske Bank A/S, Reg S	7.000%	N/A (4)	BB+	578,233
11,000	DNB Bank ASA, Reg S	5.750%	N/A (4)	BBB	11,077,880
17,200	DNB Bank ASA, Reg S	6.500%	N/A (4)	BBB	17,830,930

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$4,800	HSBC Holdings PLC, (5)	6.250%	N/A (4)	BBB	$4,908,000
10,000	HSBC Holdings PLC, (5)	6.500%	N/A (4)	BBB	10,175,000
5,000	HSBC Holdings PLC	6.375%	N/A (4)	BBB	5,212,500
4,000	HSBC Holdings PLC, (5)	6.000%	N/A (4)	BBB	4,007,520
66,505	HSBC Holdings PLC, (3)	6.875%	N/A (4)	BBB	69,747,119
26,700	ING Groep NV	6.500%	N/A (4)	BB	26,958,990
9,700	ING Groep NV, Reg S	6.875%	N/A (4)	Ba1	10,110,892
2,000	Intesa Sanpaolo SpA, 144A	7.700%	N/A (4)	BB-	1,958,760
73,428	Lloyds Banking Group PLC	7.500%	N/A (4)	BB+	77,099,400
4,800	Lloyds Banking Group PLC	7.500%	N/A (4)	BB+	4,981,200
24,000	Nordea Bank Abp, 144A	6.625%	N/A (4)	BBB	24,540,000
35,090	Nordea Bank Abp, 144A	6.125%	N/A (4)	BBB	34,651,375
5,000	Nordea Bank Abp, Reg S	6.125%	N/A (4)	BBB	4,937,500
72,886	Royal Bank of Scotland Group PLC	7.500%	N/A (4)	B+	74,981,473
22,075	Royal Bank of Scotland Group PLC	8.000%	N/A (4)	B+	24,034,156
12,000	Royal Bank of Scotland Group PLC	8.625%	N/A (4)	B+	12,900,000
1,000	Skandinaviska Enskilda Banken AB, Reg S	5.625%	N/A (4)	BBB	972,774
9,000	Societe Generale SA, Reg S	7.875%	N/A (4)	BB+	9,495,000
16,400	Societe Generale SA, 144A	6.750%	N/A (4)	BB+	15,908,000
5,400	Societe Generale SA, 144A	7.375%	N/A (4)	BB+	5,616,000
73,300	Societe Generale SA, 144A	8.000%	N/A (4)	BB+	79,438,875
2,000	Standard Chartered PLC, Reg S	6.500%	N/A (4)	Ba1	2,030,000
15,000	Standard Chartered PLC, 144A	7.500%	N/A (4)	BB+	15,820,305
13,000	Standard Chartered PLC, 144A	7.750%	N/A (4)	BB+	13,861,250
4,700	Standard Chartered PLC, Reg S	7.500%	N/A (4)	Ba1	4,957,029
25,786	Svenska Handelsbanken AB, Reg S	5.250%	N/A (4)	BBB+	25,735,047
12,000	Swedbank AB, Reg S	6.000%	N/A (4)	BBB	11,760,000
16,609	UBS Group Funding Switzerland AG, Reg S	7.000%	N/A (4)	BB+	17,833,914
13,300	UniCredit SpA, Reg S	8.000%	N/A (4)	B+	12,801,250
963,460	Total Banks				1,007,850,673
	Capital Markets – 11.0%
11,000	Credit Suisse AG, Reg S	6.500%	8/08/23	BBB	11,934,076
58,000	Credit Suisse Group AG, 144A, (3), (5)	7.500%	N/A (4)	BB	62,132,500
20,000	Credit Suisse Group AG, Reg S	7.500%	N/A (4)	BB	21,425,000
1,700	Credit Suisse Group AG, Reg S	7.125%	N/A (4)	BB	1,772,250
8,200	Credit Suisse Group AG, 144A, (3)	6.250%	N/A (4)	BB	8,367,641
12,000	Credit Suisse Group AG, 144A	7.250%	N/A (4)	BB-	12,474,000
5,075	Macquarie Bank Ltd/London, 144A	6.125%	N/A (4)	BB	4,840,281
2,676	UBS AG/Stamford CT, (5)	7.625%	8/17/22	A-	2,975,525
35,100	UBS Group Funding Switzerland AG, Reg S	6.875%	N/A (4)	BB	36,262,126

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Markets (continued)
$42,178	UBS Group Funding Switzerland AG, Reg S	7.125%	N/A (4)	BBB-	$43,021,560
11,700	UBS Group Funding Switzerland AG, Reg S	6.875%	N/A (4)	BBB-	12,078,354
207,629	Total Capital Markets				217,283,313
	Diversified Financial Services – 0.2%
3,134	ING Groep NV	6.000%	N/A (4)	BBB-	3,157,818
$1,174,223	Total Contingent Capital Securities (cost $1,194,944,101)				1,228,291,804

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 16.3% (10.4% of Total Investments)
	Banks – 6.3%
645,113	Citigroup Inc	6.875%	BB+	$17,882,532
47,500	CoBank ACB, (8)	6.250%	BBB+	4,928,125
53,000	CoBank ACB, (3), (8)	6.200%	BBB+	5,400,700
84,563	Fifth Third Bancorp, (3)	6.625%	Baa3	2,429,495
724,000	KeyCorp, (3)	6.125%	Baa3	19,757,960
2,164,700	PNC Financial Services Group Inc/The	6.125%	Baa2	57,602,667
189,200	Regions Financial Corp, (8)	5.700%	BB+	4,805,680
249,285	Wells Fargo & Co, (3)	5.850%	Baa2	6,556,196
182,000	Wells Fargo & Co	5.625%	Baa2	4,662,840
	Total Banks			124,026,195
	Capital Markets – 1.7%
121,548	Affiliated Managers Group Inc	5.875%	Baa1	3,076,380
369,239	Goldman Sachs Group Inc/The	5.500%	Ba1	9,600,214
38,534	Morgan Stanley, (3)	7.125%	BB+	1,069,319
640,000	Morgan Stanley, (3)	5.850%	BB+	16,806,400
74,642	State Street Corp, (3)	5.900%	Baa1	1,964,577
	Total Capital Markets			32,516,890
	Diversified Financial Services – 1.1%
105,300	AgriBank FCB, (8)	6.875%	BBB+	11,253,937
403,613	National Rural Utilities Cooperative Finance Corp, (WI/DD), (8)	5.500%	A3	10,122,614
	Total Diversified Financial Services			21,376,551
	Electric Utilities – 1.4%
160,000	Alabama Power Co, (3)	5.000%	A3	4,222,400
200,000	Duke Energy Corp	5.750%	BBB	5,204,000
299,756	Integrys Holding Inc, (3), (5), (8)	6.000%	BBB	7,733,705
118,877	Interstate Power & Light Co, (3)	5.100%	BBB	3,030,175
202,000	NextEra Energy Capital Holdings Inc	5.650%	BBB	5,191,400

Shares	Description (1)	Coupon	Ratings (2)	Value
	Electric Utilities (continued)
86,891	Southern Co/The, (3)	5.250%	BBB	$2,187,046
	Total Electric Utilities			27,568,726
	Equity Real Estate Investment Trust – 0.7%
18,639	Kimco Realty Corp, (5)	5.625%	Baa2	464,111
300	Kimco Realty Corp	5.500%	Baa2	7,371
2,100	Kimco Realty Corp	5.250%	Baa2	48,741
7,242	National Retail Properties Inc	5.700%	Baa2	179,602
82,301	Prologis Inc, (8)	8.540%	BBB	5,291,954
2,586	Public Storage	5.200%	A3	63,926
3,288	Public Storage	5.625%	A3	82,726
245,000	Public Storage	5.600%	A3	6,377,350
493	SITE Centers Corp, (5)	6.500%	Ba1	12,527
76,450	SITE Centers Corp, (5)	6.250%	Ba1	1,957,120
2,000	Vornado Realty Trust	5.250%	BBB-	47,300
	Total Equity Real Estate Investment Trust			14,532,728
	Food Products – 0.6%
91,900	Dairy Farmers of America Inc, 144A, (8)	7.875%	BB+	9,163,533
32,500	Dairy Farmers of America Inc, 144A, (8)	7.875%	BB+	3,250,000
	Total Food Products			12,413,533
	Insurance – 2.8%
608,741	Allstate Corp/The, (5)	5.100%	Baa1	15,492,458
54,297	American Financial Group Inc/OH, (5)	6.250%	Baa2	1,418,238
73,339	American Financial Group Inc/OH	5.875%	Baa2	1,928,082
33,829	Arch Capital Group Ltd	5.250%	BBB	792,275
131,293	Axis Capital Holdings Ltd	5.500%	BBB	3,212,740
307,730	Hartford Financial Services Group Inc/The, (3), (5)	7.875%	Baa2	8,508,735
511,643	Prudential PLC, (3)	6.750%	BBB+	13,379,464
416,100	Reinsurance Group of America Inc, (5)	6.200%	BBB+	11,138,997
10,000	WR Berkley Corp, (5)	5.625%	Baa2	250,800
	Total Insurance			56,121,789
	Multi-Utilities – 0.4%
280,000	DTE Energy Co, (3)	5.250%	Baa2	7,137,200
	U.S. Agency – 1.0%
177,750	Farm Credit Bank of Texas, 144A, (5), (8)	6.750%	Baa1	18,752,625
	Wireless Telecommunication Services – 0.3%
86,120	Telephone & Data Systems Inc	7.000%	BB+	2,187,448
131,990	Telephone & Data Systems Inc, (5)	6.875%	BB+	3,369,705
3,946	United States Cellular Corp	6.950%	Ba1	98,966

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Wireless Telecommunication Services (continued)
11,826	United States Cellular Corp, (5)	7.250%	Ba1	$312,679
	Total Wireless Telecommunication Services			5,968,798
	Total $25 Par (or similar) Retail Preferred (cost $305,812,232)			320,415,035

Shares	Description (1), (9)	Value
	INVESTMENT COMPANIES – 1.3% (0.8% of Total Investments)
966,571	BlackRock Credit Allocation Income Trust, (3)	$12,256,120
646,421	John Hancock Preferred Income Fund III, (3)	12,327,249
	Total Investment Companies (cost $34,063,199)	24,583,369

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.8% (0.5% of Total Investments)
	Banks – 0.8%
12,640	Wells Fargo & Co, (3)	7.500%	Baa2	$16,526,042
	Total Convertible Preferred Securities (cost $15,131,410)			16,526,042

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 0.8% (0.5% of Total Investments)
	Insurance – 0.7%
$5,000	AIG Life Holdings Inc, 144A	8.125%	3/15/46	Baa2	$6,050,000
6,150	Liberty Mutual Insurance Co, 144A, (5)	7.697%	10/15/97	BBB+	8,108,894
11,150	Total Insurance				14,158,894
	Wireless Telecommunication Services – 0.1%
1,600	Koninklijke KPN NV, 144A, (5)	7.000%	3/28/73	BB+	1,688,000
$12,750	Total Corporate Bonds (cost $14,920,507)				15,846,894
	Total Long-Term Investments (cost $2,914,498,663)				3,026,901,263

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.0% (1.3% of Total Investments)
	REPURCHASE AGREEMENTS – 2.0%
$38,742	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/19, repurchase price $38,743,020, collateralized by $38,565,000 U.S. Treasury Notes, 2.750%, due 7/31/23, value $39,517,208	1.200%	5/01/19	$38,741,729
	Total Short-Term Investments (cost $38,741,729)			38,741,729
	Total Investments (cost $2,953,240,392) – 155.8%			3,065,642,992
	Borrowings – (43.4)% (10), (11)			(853,300,000)
	Reverse Repurchase Agreements – (13.2)% (12)			(260,000,000)
	Other Assets Less Liabilities – 0.8% (13)			15,000,757
	Net Assets Applicable to Common Shares – 100%			$1,967,343,749

Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$521,000,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$4,202,607	$4,202,607
Morgan Stanley Capital Services, LLC	90,000,000	Receive	1-Month LIBOR	2.364	Monthly	7/01/19	7/01/26	7/01/28	(1,365,107)	(1,365,107)
Total	$611,000,000								$2,837,500	$2,837,500
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$1,421,238,119	$ —	$1,421,238,119
Contingent Capital Securities	—	1,228,291,804	—	1,228,291,804
$25 Par (or similar) Retail Preferred	239,712,162	80,702,873	—	320,415,035
Investment Companies	24,583,369	—	—	24,583,369
Convertible Preferred Securities	16,526,042	—	—	16,526,042
Corporate Bonds	—	15,846,894	—	15,846,894
Short-Term Investments:
Repurchase Agreements	—	38,741,729	—	38,741,729
Investments in Derivatives:
Interest Rate Swaps*	—	2,837,500	—	2,837,500
Total	$280,821,573	$2,787,658,919	$ —	$3,068,480,492

*	Represents net unrealized appreciation (depreciation).

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $665,161,656.
(4)	Perpetual security. Maturity date is not applicable.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value $469,664,182 have been pledged as collateral for reverse repurchase agreements.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(10)	Borrowings as a percentage of Total Investments is 27.8%.
(11)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,909,025,387 have been pledged as collateral for borrowings.
(12)	Reverse Repurchase Agreements as a percentage of Total Investments is 8.5%.
(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not applicable
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
WI/DD	Purchased on a when-issued or delayed delivery basis.